S000074123 [Member] Expense Example, No Redemption - S000074123 [Member]	Aug. 31, 2025 USD ($)
C000231683 [Member]
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 143
Expense Example, No Redemption, 3 Years	483
Expense Example, No Redemption, 5 Years	848
Expense Example, No Redemption, 10 Years	1,873
C000231685 [Member]
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	92
Expense Example, No Redemption, 3 Years	328
Expense Example, No Redemption, 5 Years	582
Expense Example, No Redemption, 10 Years	1,312
C000231686 [Member]
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	81
Expense Example, No Redemption, 3 Years	295
Expense Example, No Redemption, 5 Years	528
Expense Example, No Redemption, 10 Years	1,195
C000231687 [Member]
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	685
Expense Example, No Redemption, 3 Years	957
Expense Example, No Redemption, 5 Years	1,250
Expense Example, No Redemption, 10 Years	2,079
C000231688 [Member]
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	76
Expense Example, No Redemption, 3 Years	280
Expense Example, No Redemption, 5 Years	501
Expense Example, No Redemption, 10 Years	$ 1,136